Provisions and Contingent Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Schedule of composition provisions

a)	As of December 31, 2019 and 2018, the composition is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Provisions for personnel salaries and expenses	101,223	93,379
Provisions for mandatory dividends	185,727	178,600
Provisions for contingent loan	23,792	24,329
Provision for contingencies	15,388	8,963
Total	326,130	305,271

Schedule of activity regarding provision
b)	Below is the activity regarding provisions during the years ended December 31, 2019, 2018 and 2017

	Personnel salaries and expenses	Mandatory Dividend	Contingent loan	Contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	93,379	178,600	24,329	8,963	305,271
Provisions established	78,316	185,727	16,277	27,975	298,627
Application of provisions	(70,385)	-	-	(155)	(70,540)
Provisions released	(552)	(178,600)	(16,814)	(21,395)	(207,693)
Reclassifications	-	-	-	-	-
Other	465	-	-	-	465

Balances as of December 31, 2019	101,223	185,727	23,792	15,388	326,130

Balances as of January 1, 2018	97,576	168,840	10,079	27,303	303,798
Provisions established	80,912	178,600	19,440	19,647	298,599
Application of provisions	(72,975)	-	-	(4,431)	(77,406)
Provisions released	(3,195)	(168,840)	(5,190)	(33,535)	(210,781)
Reclassifications	-	-	-	-	-
Other	(8,939)	-	-	-	(8,939)

Balances as of December 31, 2018	93,379	178,600	24,329	8,963	305,271

Balances as of January 1, 2017	72,592	142,815	11,399	65,404	292,210
Provisions established	106,687	168,840	7,341	8,645	291,513
Application of provisions	(81,703)	(142,815)		(389)	(224,907)
Provisions released	-	-	(8,661)	(46,357)	(55,018)
Reclassifications	-	-	-
Other	-	-	-

Balances as of December 31, 2017	97,576	168,840	10,079	27,303	303,798

Schedule of provisions for personnel salaries and expenses
c)	Provisions for personnel salaries and expenses includes:

	As of December 31,
	2019	2018
	MCh$	MCh$

Provision for seniority compensation	6,797	9,531
Provision for stock-based personnel benefits	-	-
Provision for performance bonds	68,595	59,633
Provision for vacations	23,864	22,792
Provision for other personnel benefits	1,967	1,423
Total	101,223	93,379

Schedule of provisions for contingent loan risk

An analysis of changes in the corresponding ECL allowance as of December 31, 2019 and 2018 is as follows:

	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
ECL allowance at January 1, 2019	1,701	15,070	259	172	3,856	3,271	24,329
Transfer
Transfers to stage 2	(100)	(318)	122	878	-	-	582
Transfers to stage 3	-	(203)	-	-	167	4,675	4,639
Transfers to stage 3	-	-	(24)	(144)	1,742	1,290	2,864
Transfers to stage 1	46	122	(82)	(473)	-	-	(387)
Transfers to stage 2	-	-	-	234	(54)	(1,444)	(1,264)
Transfers to stage 1	-	45	-	-	(130)	(1,278)	(1,363)
Net changes on financial assets	(423)	(1,474)	(41)	(106)	(2,100)	2,173	(5,471)
Write-off	-	-	-	-	-	-	-
Foreign Exchange adjustments and others	(9)	(115)	(8)	(19)	6	8	(137)
At December 31, 2019	2,061	13,127	226	542	3,500	4,336	23,792

	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
ECL allowance at January 1, 2018	1,627	16,261	219	187	2,884	3,182	24,360
Transfer
Transfers to stage 2	(30)	-	65	-	-	-	35
Transfers to stage 3	(1)	-	-	-	328	-	327
Transfers to stage 3	-	-	(11)	-	567	-	556
Transfers to stage 1	1	-	(7)	-	-	-	(6)
Transfers to stage 2	-	-	-	-	-	-	-
Transfers to stage 1	-	-	-	-	(1)	-	(1)
Net changes on financial assets	136	683	3	(37)	54	(77)	762
Write-off	-	-	-	-	-	-	-
Foreign Exchange adjustments and others	(32)	(1,874)	(10)	22	24	166	(1,704)
At December 31, 2018	1,701	15,070	259	172	3,856	3,271	24,329